CAPITAL STOCK (Details) (USD $)	6 Months Ended							6 Months Ended			3 Months Ended		3 Months Ended				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2012 Iliad Research and Trading LP Convertible Note [Member]	Dec. 31, 2013 Second JMJ Financial Convertible Note [Member]	Jun. 30, 2014 Various Notes [Member]	Jun. 30, 2014 Various Notes [Member] Minimum [Member]	Jun. 30, 2014 Various Notes [Member] Maximum [Member]	Jun. 30, 2014 Seven Percent Two Year Notes [Member]	Jun. 30, 2014 Seven Percent Two Year Notes [Member] Minimum [Member]	Jun. 30, 2014 Seven Percent Two Year Notes [Member] Maximum [Member]	Jun. 30, 2014 Two Year Notes [Member]	Jun. 30, 2014 Class A Common Stock [Member]	Dec. 31, 2013 Class A Common Stock [Member]	Jun. 30, 2014 Class A Common Stock [Member] Iliad Research and Trading LP Convertible Note [Member]	Jun. 30, 2014 Class A Common Stock [Member] Second JMJ Financial Convertible Note [Member]	Jun. 30, 2014 Class A Common Stock [Member] Two Year Notes [Member]	Jun. 30, 2014 Class A Common Stock [Member] COMMON STOCK [Member] Management [Member]	Jun. 30, 2014 Class A Common Stock [Member] COMMON STOCK [Member] Various Notes [Member]	Jun. 30, 2014 Class B Common Stock [Member]	Dec. 31, 2013 Class B Common Stock [Member]
Common stock, shares authorized											10,000,000,000	10,000,000,000						250,000,000	250,000,000
Common stock, par value per share											$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001
Common stock, shares issued											4,002,342,481	2,764,005,816						28,753,180	33,253,180
Common stock, shares outstanding											4,002,342,481	2,764,005,816						28,753,180	33,253,180
Issuance of common stock for notes payable conversions, shares													76,728,504	162,905,533	49,174,757
Debt interest rate		8.00%	9.90%				7.00%			7.00%
Debt, face amount		$ 566,500	$ 100,000	$ 1,713,454			$ 835,549			$ 31,400
Issuance of class A common stock for services, shares											103,555,555					39,140,626
Issuance of class A common stock for services	$ 490,954										$ 124,500					$ 62,625
Issuance of common stock for compensation, shares											75,799,222
Conversion price of convertible notes		$ 0.04	$ 0.005		$ 0.0012	$ 0.275		$ 0.0012	$ 0.275
Number of shares issuable upon conversion of notes																	1,316,068,398
Maturity date								Jul. 09, 2014	May 30, 2016